RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Summary of Aggregate Amounts to Related Parties

	As of	As of
	December 31, 2020	December 31, 2019
Aggregate total financial exposure	242,271	1,311,056
Number of recipient related parties	80	95
(a) Individuals	71	86
(b) Companies	9	10
Average total financial exposure	3,028	18,729
Single largest exposure	933,426	1,120,671